Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company maintains a consistent practice regarding the timing of equity awards and does not grant equity, in anticipation of the release of material nonpublic information. During Fiscal 2025, the Company did not grant stock options to its employees and does not anticipate that it will use options as part of its compensation program going forward. The Company generally provides stock, restricted stock, RSUs and PSUs as part of the compensation program made available to directors, NEOs and other employees. With respect to annual stock awards granted in Fiscal 2025 to directors and NEOs, these were made (and the number of shares determined) on the second business day following the filing and public dissemination of the Company’s 10-K and audited financial statements.
Award Timing Method	The Company maintains a consistent practice regarding the timing of equity awards and does not grant equity, in anticipation of the release of material nonpublic information. During Fiscal 2025, the Company did not grant stock options to its employees and does not anticipate that it will use options as part of its compensation program going forward. The Company generally provides stock, restricted stock, RSUs and PSUs as part of the compensation program made available to directors, NEOs and other employees. With respect to annual stock awards granted in Fiscal 2025 to directors and NEOs, these were made (and the number of shares determined) on the second business day following the filing and public dissemination of the Company’s 10-K and audited financial statements.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company maintains a consistent practice regarding the timing of equity awards and does not grant equity, in anticipation of the release of material nonpublic information. During Fiscal 2025, the Company did not grant stock options to its employees and does not anticipate that it will use options as part of its compensation program going forward.
MNPI Disclosure Timed for Compensation Value	false